Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated financial statements	Jun. 30, 2022 USD ($)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Loan to third parties	$ 7,853,921
Total Current Assets	7,853,921
Total Assets	7,853,921
Accrued liabilities and other payables	538,398
Total Current Liabilities	538,398
Total Liabilities	538,398
Retained earnings (accumulated deficit)	7,180,873
Accumulated other comprehensive loss	(234,784)
Total stockholders’ equity (deficit)	6,946,089
Noncontrolling interests	369,434
Total Equity (Deficit)	7,315,523
Total Liabilities and Equity (Deficit)	7,853,921
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Loan to third parties	7,853,921
Total Current Assets	16,384,130
Total Assets	25,376,428
Accrued liabilities and other payables	8,060,604
Total Current Liabilities	23,351,482
Total Liabilities	23,351,482
Retained earnings (accumulated deficit)	952,162
Accumulated other comprehensive loss	(221,649)
Total stockholders’ equity (deficit)	1,895,421
Noncontrolling interests	129,525
Total Equity (Deficit)	2,024,946
Total Liabilities and Equity (Deficit)	25,376,428
Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Current Assets	8,530,209
Total Assets	17,522,507
Accrued liabilities and other payables	7,522,206
Total Current Liabilities	22,813,084
Total Liabilities	22,813,084
Retained earnings (accumulated deficit)	(6,228,711)
Accumulated other comprehensive loss	13,135
Total stockholders’ equity (deficit)	(5,050,668)
Noncontrolling interests	(239,909)
Total Equity (Deficit)	(5,290,577)
Total Liabilities and Equity (Deficit)	$ 17,522,507